March 24, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Select Retirement
Nationwide Life Insurance Company
SEC File No. 333-155368
CIK 0000205695

Dear Ms. Marquigny:

On behalf of the registrant, please accept this filing of Post-effective Amendment No. 1 to the Registration Statement on Form S-1 for the offering of Individual Supplemental Immediate Fixed Income Annuity Contracts.

The purpose of this filing is to update all references to the latest annual report on Form 10-K (filed on March 2, 2010; 1933 Act No. 002-64559), which is incorporated into the Registration Statement by reference.  Other changes have also been made with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copies.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

We respectfully request an effective date of April 30, 2010.  Please call me at (614) 249-0111 with your questions or comments.

Sincerely,

/s/ Paige L. Ryan

Paige L. Ryan
Managing Counsel
Nationwide Life Insurance Company

cc:           File